Rule 24f-2 Notice

                        Parnassus Fund
                           One Market
                   Steuart Tower - Suite 1600
                 San Francisco, California 94105

                      1933 Act No. 33-36065


(1) Fiscal period for which notice is filed is year ending December 31, 2004

(2)  The amount of securities sold other than pursuant
     to Rule 24f-2, but which remain unsold as of
     December 31, 2004                                     -0-

(3)  The amount of securities registered during the
     fiscal period of this notice other than pursuant to
     Rule 24f-2                                            -0-

(4)  The amount of securities sold during the fiscal
     period of this notice                           $24,734,675

(5)  The amount of securities sold during the fiscal
     period of this notice in reliance upon registra-
     tion pursuant to Rule 24f-2 (See attached
     computation of fee)                             $24,734,675






                       Computation of Fee

(i)  Actual aggregate sales price of Registrant's
     securities sold pursuant to Rule 24f-2 during
     the fiscal period for which the 24f-2 notice is
     filed                                           $24,734,675

(ii)  Reduced by the difference between:

     (a)  Actual aggregate redemption price of
          such securities redeemed by the issuer
          during the fiscal period for which the
          24f-2 notice is filed
                                             $65,498,569

     (b)  Actual aggregate redemption price of
          such redeemed securities previously
          applied by the issuer pursuant to
          Section 24e(2)(a) for the fiscal
          period for which the 24f-2 notice is
          filed                         $   -0-        $65,498,569

Total amount upon which the fee calculation
specified in Section 6(b) of the Securities
Act of 1933 is based                                   $(40,763,894)

FEE SUBMITTED ($117.70 per million of Total Amount
     .0001177 x $0) 	                               $  -0-


(6) Registration fee was sent via wire transfer to Commission's lockbox on February 23, 2005.




This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By(signature and title):  /s/ Debra Early

			  Debra Early
			  Vice President

Date:  February 23, 2005